Commitments and Contingencies (Schedule of minimum future rental payments under non-cancellable finance leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
2025	$ 312
2026	332
2027	332
2028	332
2029 and after	5,149
Finance Lease, Liability, to be Paid	6,457
Less imputed interest	(1,720)
Total lease liabilities	$ 4,737	$ 0